UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT
PURSUANT TO SECTION 15G OF THE
SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

_______________________ to _______________________

Date of Report (Date of earliest event reported) _______________________

Commission File Number of securitizer: _______________________

Central Index Key Number of securitizer: _______________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

X	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of sponsor: 0002123615 (Loan Funding Structure LLC)

BRAVO Residential Funding Trust 2026-NQMR1

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): _______________________

Central Index Key Number of underwriter (if applicable): _______________________

Michael Chiao, Authorized Person, 949-720-6974

Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT:

Item 2.01.	Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as an Exhibit to this Form ABS-15G. Please see Item 3, Exhibits 99.1, 99.2, 99.3, 99.4, 99.5, 99.6, 99.7, 99.8, 99.9 and 99.10 for the related information.

Item 3.	Exhibits

99.1	Disclosures required by Rule 15Ga-2 for Digital Risk, LLC

Schedule 1 – Narrative

Schedule 2 – Rebuttal Findings Report - Loan Summary

Schedule 3 – Rebuttal Findings Report - Exception Report

Schedule 4 – Data Integrity Report

99.2	Disclosures required by Rule 15Ga-2 for Evolve Mortgage Services

Schedule 1 – Narrative

Schedule 2 – Rating Agency Grades

Schedule 3 – Exception Detail

Schedule 4 – Valuation Report

Schedule 5 – Data Compare

Schedule 6 – QM ATR Data

Schedule 7 – Business Purpose Data

99.3	Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC

Schedule 1 – Narrative

Schedule 2 – Lease Securitization Report – Exceptions and Grades

Schedule 3 – Lease Securitization Report – Exception Grades

Schedule 4 – Lease Securitization Report – Valuation

Schedule 5 – Lease Securitization Report – Data Compare (Non-Ignored)

Schedule 6 – Credit Comp Securitization Report – Exceptions and Grades

Schedule 7 – Credit Comp Securitization Report – Exception Grades

Schedule 8 – Credit Comp Securitization Report – Valuation

Schedule 9 – Credit Comp Securitization Report – Data Compare (Non-Ignored)

Schedule 10 – Guideline (SBC) Report – Exception and Grades

Schedule 11 – Guideline (SBC) Report – Exception Grades

Schedule 12 – Guideline (SBC) Report – Valuation

Schedule 13 – Guideline (SBC) Report – Data Compare (Non-Ignored)

99.4	Disclosures required by Rule 15Ga-2 for Selene Diligence LLC

Schedule 1 – Narrative

Schedule 2 – Rating Agency Grades

Schedule 3 – Standard Findings Report

Schedule 4 – Valuation Report

Schedule 5 – Rating Agency Multi-Property Valuation Report

Schedule 6 – MLS Report

Schedule 7 – Supplemental Data Extract

Schedule 8 – Multi-Property Data Extract

Schedule 9 – Business Purpose Supplement

Schedule 10 – Data Compare Report

99.5	Disclosures required by Rule 15Ga-2 for Covius Real Estate Services, LLC

Schedule 1 – Narrative

Schedule 2 – ATR QM Report

Schedule 3 – Exceptions Report

Schedule 4 – Grades Report

Schedule 5 – Loan Level Exceptions Report

Schedule 6 – Tape Compare Report

Schedule 7 – Valuation Report

Schedule 8 – Business Purpose Supplement

99.6	Disclosures required by Rule 15Ga-2 for Canopy Financial Technology Partners, LLC

Schedule 1 – Narrative

Schedule 2 – Supplemental Data Extract

Schedule 3 – Rating Agency Grades Detail

Schedule 4 – Rating Agency Grades Summary

Schedule 5 – Valuation Report

Schedule 6 – ATR or QM Report

Schedule 7 – Data Compare Report

99.7	Disclosures required by Rule 15Ga-2 for Infinity IPS, Inc.

Schedule 1 – Narrative

Schedule 2 – Rating Agency Grade

Schedule 3 – Loan Level Exception

Schedule 4 – Individual Exception

Schedule 5 – Valuation

Schedule 6 – Data Compare

Schedule 7 – Supplemental Data

99.8	Disclosures required by Rule 15Ga-2 for Clayton Services LLC

Schedule 1 – Narrative

Schedule 2 – Conditions Report – Conditions Summary

Schedule 3 – Conditions Report – Conditions Detail

Schedule 4 – Conditions Report – Loan Grades

Schedule 5 – Conditions Report Compliance – Conditions Summary

Schedule 6 – Conditions Report Compliance – Conditions Detail

Schedule 7 – Conditions Report Compliance – Loan Grades

Schedule 8 – Non-ATR QM

Schedule 9 – Rating Agency ATR QM

Schedule 10 – Valuations Summary

Schedule 11 – Waived Conditions Report

Schedule 12 – Loan Level Tape Compare

Schedule 13 – Standard Upload

Schedule 14 – Custom Upload

99.9	Disclosures required by Rule 15Ga-2 for Incenter Lender Services LLC

Schedule 1 – Narrative

Schedule 2 – Exception Report

Schedule 3 – Exception Report - Loan

Schedule 4 – Rating Agency Grades

Schedule 5 – Final Tape Compare

Schedule 6 – Supplemental Data

Schedule 7 – QM ATR

Schedule 8 – Valuation Summary

99.10	Disclosures required by Rule 15Ga-2 for Opus Capital Markets Consultants, LLC

Schedule 1 – Narrative

Schedule 2 – RA Grading

Schedule 3 – Exception Report

Schedule 4 – Valuation

Schedule 5 – ATR QM

Schedule 6 – Data Compare

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: April 17, 2026

Loan Funding Structure LLC
(Securitizer)
By: /s/Michael Chiao
Name: Michael Chiao
Title: Treasurer

EXHIBIT INDEX

Exhibit Number

99.1	Disclosures required by Rule 15Ga-2 for Digital Risk, LLC

Schedule 1 – Narrative

Schedule 2 – Rebuttal Findings Report - Loan Summary

Schedule 3 – Rebuttal Findings Report - Exception Report

Schedule 4 – Data Integrity Report

99.2	Disclosures required by Rule 15Ga-2 for Evolve Mortgage Services

Schedule 1 – Narrative

Schedule 2 – Rating Agency Grades

Schedule 3 – Exception Detail

Schedule 4 – Valuation Report

Schedule 5 – Data Compare

Schedule 6 – QM ATR Data

Schedule 7 – Business Purpose Data

99.3	Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC

Schedule 1 – Narrative

Schedule 2 – Lease Securitization Report – Exceptions and Grades

Schedule 3 – Lease Securitization Report – Exception Grades

Schedule 4 – Lease Securitization Report – Valuation

Schedule 5 – Lease Securitization Report – Data Compare (Non-Ignored)

Schedule 6 – Credit Comp Securitization Report – Exceptions and Grades

Schedule 7 – Credit Comp Securitization Report – Exception Grades

Schedule 8 – Credit Comp Securitization Report – Valuation

Schedule 9 – Credit Comp Securitization Report – Data Compare (Non-Ignored)

Schedule 10 – Guideline (SBC) Report – Exception and Grades

Schedule 11 – Guideline (SBC) Report – Exception Grades

Schedule 12 – Guideline (SBC) Report – Valuation

Schedule 13 – Guideline (SBC) Report – Data Compare (Non-Ignored)

99.4	Disclosures required by Rule 15Ga-2 for Selene Diligence LLC

Schedule 1 – Narrative

Schedule 2 – Rating Agency Grades

Schedule 3 – Standard Findings Report

Schedule 4 – Valuation Report

Schedule 5 – Rating Agency Multi-Property Valuation Report

Schedule 6 – MLS Report

Schedule 7 – Supplemental Data Extract

Schedule 8 – Multi-Property Data Extract

Schedule 9 – Business Purpose Supplement

Schedule 10 – Data Compare Report

99.5	Disclosures required by Rule 15Ga-2 for Covius Real Estate Services, LLC

Schedule 1 – Narrative

Schedule 2 – ATR QM Report

Schedule 3 – Exceptions Report

Schedule 4 – Grades Report

Schedule 5 – Loan Level Exceptions Report

Schedule 6 – Tape Compare Report

Schedule 7 – Valuation Report

Schedule 8 – Business Purpose Supplement

99.6	Disclosures required by Rule 15Ga-2 for Canopy Financial Technology Partners, LLC

Schedule 1 – Narrative

Schedule 2 – Supplemental Data Extract

Schedule 3 – Rating Agency Grades Detail

Schedule 4 – Rating Agency Grades Summary

Schedule 5 – Valuation Report

Schedule 6 – ATR or QM Report

Schedule 7 – Data Compare Report

99.7	Disclosures required by Rule 15Ga-2 for Infinity IPS, Inc.

Schedule 1 – Narrative

Schedule 2 – Rating Agency Grade

Schedule 3 – Loan Level Exception

Schedule 4 – Individual Exception

Schedule 5 – Valuation

Schedule 6 – Data Compare

Schedule 7 – Supplemental Data

99.8	Disclosures required by Rule 15Ga-2 for Clayton Services LLC

Schedule 1 – Narrative

Schedule 2 – Conditions Report – Conditions Summary

Schedule 3 – Conditions Report – Conditions Detail

Schedule 4 – Conditions Report – Loan Grades

Schedule 5 – Conditions Report Compliance – Conditions Summary

Schedule 6 – Conditions Report Compliance – Conditions Detail

Schedule 7 – Conditions Report Compliance – Loan Grades

Schedule 8 – Non-ATR QM

Schedule 9 – Rating Agency ATR QM

Schedule 10 – Valuations Summary

Schedule 11 – Waived Conditions Report

Schedule 12 – Loan Level Tape Compare

Schedule 13 – Standard Upload

Schedule 14 – Custom Upload

99.9	Disclosures required by Rule 15Ga-2 for Incenter Lender Services LLC

Schedule 1 – Narrative

Schedule 2 – Exception Report

Schedule 3 – Exception Report - Loan

Schedule 4 – Rating Agency Grades

Schedule 5 – Final Tape Compare

Schedule 6 – Supplemental Data

Schedule 7 – QM ATR

Schedule 8 – Valuation Summary

99.10	Disclosures required by Rule 15Ga-2 for Opus Capital Markets Consultants, LLC

Schedule 1 – Narrative

Schedule 2 – RA Grading

Schedule 3 – Exception Report

Schedule 4 – Valuation

Schedule 5 -- ATR QM

Schedule 6 – Data Compare

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